Share Capital and Dividends - Schedule of Share Options Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 31, 2021 shares Year $ / shares	Mar. 31, 2020 shares	Jun. 23, 2020 $ / shares	Jun. 23, 2020 $ / shares	Dec. 18, 2019 $ / shares	Aug. 16, 2019 $ / shares	Aug. 16, 2019 $ / shares	Jun. 21, 2019 $ / shares	Jun. 21, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option) | (per share)			$ 2.26	$ 1.67	$ 2.64	$ 3.65	$ 2.78	$ 3.64	$ 2.76
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	2,607,528	2,221,660
Weighted average remaining exercise period (in years)	6 years 3 months 18 days	6 years 1 month 13 days
CAD | Exercise Price, 1.90
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 1.90
CAD | Exercise Price, 1.92
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 1.92
Stock options exercisable (in shares) | shares	100,000	100,000
Weighted average remaining exercise period (in years)	1 year	2 years
CAD | Exercise Price, 2.21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.21
Stock options exercisable (in shares) | shares	115,000	115,000
Weighted average remaining exercise period (in years)	3 years 7 days	4 years 7 days
CAD | Exercise Price, 2.26
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.26
Stock options exercisable (in shares) | Year	570,000
Weighted average remaining exercise period (in years)	9 years 2 months 23 days
CAD | Exercise Price, 2.46
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.46
Stock options exercisable (in shares) | shares	100,000	100,000
Weighted average remaining exercise period (in years)	2 years	3 years
CAD | Exercise Price, 2.87
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.87
Stock options exercisable (in shares) | shares	120,000	120,000
Weighted average remaining exercise period (in years)	4 years 1 month 2 days	5 years 1 month 2 days
CAD | Exercise Price, 2.96
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.96
Stock options exercisable (in shares) | shares	182,500	186,000
Weighted average remaining exercise period (in years)	5 years 3 days	6 years 3 days
CAD | Exercise Price, 3.29
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.29
Stock options exercisable (in shares) | shares		2,000
Weighted average remaining exercise period (in years)		6 years 8 months 1 day
CAD | Exercise Price, 3.64
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.64
Stock options exercisable (in shares) | shares	418,000	418,000
Weighted average remaining exercise period (in years)	8 years 2 months 23 days	9 years 2 months 23 days
CAD | Exercise Price, 3.65
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.65
Stock options exercisable (in shares) | shares	85,000	85,000
Weighted average remaining exercise period (in years)	1 year 4 months 13 days	2 years 4 months 17 days
CAD | Exercise Price, 3.80
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.80
Stock options exercisable (in shares) | shares	227,500	249,500
Weighted average remaining exercise period (in years)	6 years 1 month 20 days	7 years 1 month 20 days
CAD | Exercise Price, 3.90
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.90
Stock options exercisable (in shares) | shares	20,000	20,000
Weighted average remaining exercise period (in years)	7 years 10 months 17 days	8 years 10 months 17 days
CAD | Exercise Price, 4.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 4.50
Stock options exercisable (in shares) | shares	459,000	463,000
Weighted average remaining exercise period (in years)	7 years 7 months 2 days	8 years 7 months 2 days
CAD | One Point Nine Zero Exercise
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	210,528	363,160
Weighted average remaining exercise period (in years)	2 years 6 months	2 years 5 months 12 days
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	917,653	950,629
Weighted average remaining exercise period (in years)	6 years 1 month 2 days	5 years 8 months 12 days
USD | 1.67 to 2.25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | Year	185,000
Weighted average remaining exercise period (in years)	9 years 2 months 26 days
USD | 1.67 to 2.25 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 1.67
USD | 1.67 to 2.25 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.25
USD | 2.26 to 3.85
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	532,550	599,960
Weighted average remaining exercise period (in years)	6 years 11 months 23 days	7 years 11 months 23 days
USD | 2.26 to 3.85 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.26
USD | 2.26 to 3.85 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.85
USD | 3.86 to 4.45
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	20,856	23,240
Weighted average remaining exercise period (in years)	10 months 20 days	1 year 8 months 26 days
USD | 3.86 to 4.45 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.86
USD | 3.86 to 4.45 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 4.45
USD | 4.59 to 4.85
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	47,672	154,141
Weighted average remaining exercise period (in years)	5 months 26 days	1 year 1 month 6 days
USD | 4.59 to 4.85 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 4.59
USD | 4.59 to 4.85 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 4.85
USD | 4.90 to 5.45
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	131,575	173,288
Weighted average remaining exercise period (in years)	1 year	2 years 5 months 1 day
USD | 4.90 to 5.45 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 4.90
USD | 4.90 to 5.45 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 5.45